Investment Strategy - DELAWARE GROUP EQUITY FUNDS IV - A, C, R, and Institutional	Mar. 31, 2026
Nomura Asset Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]
Nomura Asset Strategy Fund seeks to achieve its objective by allocating its assets among different asset classes of varying correlation around the globe. Delaware Management Company (Manager), the Fund’s investment manager, primarily invests a portion of the Fund’s assets in global equity securities that the Manager believes can outperform the Fund’s benchmark index, the MSCI ACWI Index, over a full market cycle before taking into account fund expenses (the Equity portion). The Manager then invests the Fund’s remaining assets (the Diversifying portion) in various additional asset classes that may have a lower correlation or volatility than the Equity portion, including but not limited to global fixed-income securities, United States Treasury (Treasury) instruments, precious metals, commodities and cash.  The Manager may allocate the Fund’s investments among these different asset classes in different proportions at different times, but generally seeks to invest 50%-80% of the Fund’s total assets in equities or equity-like securities and 20%-50% of the Fund’s total assets in the Diversifying portion. In connection with the active allocation among these different asset classes,  the Manager will also manage a tactical/completion sleeve. The tactical/completion sleeve will typically vary from 0% to 20% of the Fund’s total assets and primarily hold derivatives and exchange-traded funds (ETFs). If applicable, the derivatives and ETFs within the tactical/completion sleeve will also be counted towards the asset classes noted above. The Manager uses a dynamic asset-allocation framework to determine the proportion of the Fund’s assets that will be allocated to the various asset classes noted above, based on the market assessment and portfolio risk contribution for such asset classes.
In selecting securities for the Fund, the Manager primarily emphasizes a bottom-up (researching individual issuers) approach and seeks to find relative value across the asset classes noted above. Part of the Manager’s investment process also includes a top-down (assessing the market and economic environment) analysis.
With respect to the Equity portion, the Manager seeks what it believes are well-positioned companies with a strong and/or growing sustainable competitive advantage in attractive industries across the globe which the Manager believes can exceed current earnings estimates. The Manager looks for companies that are taking market share within their industries, which results in high levels of cash flow, as well as stable to improving margins and returns. The Manager generally focuses on companies that are growing, innovating, improving margins, returning capital through dividend growth or share buybacks and/or offering what the Manager believes to be sustainable high free cash flow.
The Fund has the flexibility to invest in both growth and value companies. Although the Fund primarily invests in securities issued by large, well-established companies, it may invest in securities issued by companies of any size.
Within the Diversifying portion, the Fund has the flexibility to invest in a wide range of assets that, in the Manager’s view, present attractive risk-adjusted returns as compared to the Equity portion, and/or reduce the Fund’s overall risk profile. Diversifying assets may be comprised of global fixed-income instruments, including investment-grade and high-yield bonds, as well as emerging market, corporate and sovereign bonds, mortgage-backed securities, asset-backed securities, and bank loans. Such fixed-income instruments may include a significant amount, up to 35% of the Fund’s total assets, in  high-yield/high-risk bonds, or junk bonds, which include bonds rated BB+ or below by  S&P Global Ratings, a division of S&P Global, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO)  or, if unrated, determined by the Manager to be of comparable quality.  When selecting these instruments, the Manager focuses heavily on free cash flow and an issuer’s ability to de-lever itself (in other words, to reduce debt) through the credit cycle. The Fund also can invest in government securities issued by the Treasury (such as Treasury bills, notes or bonds), obligations issued or guaranteed as to principal and interest (but not as to market value) by the US government, its agencies or instrumentalities, international and supranational bonds issued or guaranteed by other governments, and mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises, as well as Treasury inflation-protected securities (TIPS), and cash.
The Fund may use a wide range of derivatives instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and credit default swaps. The Fund will use derivatives for both hedging and non-hedging purposes; as a substitute for purchasing or selling securities; and to manage the Fund’s portfolio characteristics. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; and credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return.
Within each of the Equity and the Diversifying portions, the Fund may invest in US and foreign securities. The Equity portion of the Fund generally will invest at least 30% of its assets, and may invest up to 75%, in foreign securities and in securities denominated in currencies other than the US dollar, including issuers located in and/or generating revenue from emerging markets. Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.
The Manager may allocate the Fund’s investments among the different types of assets noted above in different proportions at different times (keeping in mind the general percentages noted above) and may exercise a flexible strategy in selecting investments. The Manager does not intend to concentrate the Fund in any geographical region or industry sector; however, it is not limited by investment style or by the issuer’s location or industry sector.
Subject to diversification limits, the Fund also may invest up to 10% of its total assets at the time of investment in precious metals.
At times, the Fund may invest in a wholly-owned company acting as an investment vehicle for the Fund to effect certain investments consistent with the Fund’s investment objective (Subsidiary). The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to certain investments in accordance with the limits of the federal tax laws. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (1940 Act), that govern investment policies, capital structure and leverage on an aggregate basis with the Subsidiary. The Subsidiary complies with the 1940 Act’s provisions relating to affiliated transactions and custody of assets.
The Manager has appointed Nomura Corporate Research and Asset Management Inc. (NCRAM) to serve as a sub-advisor for the Fund. NCRAM is responsible for the day-to-day investment management of the portion of the Fund that invests in high-yield, fixed income securities. The Manager may change this allocation at any time. NCRAM selects investments for its portion of the Fund based on NCRAM’s own investment style and strategy.

Strategy Portfolio Concentration [Text]	Nomura Asset Strategy Fund seeks to achieve its objective by allocating its assets among different asset classes of varying correlation around the globe.
Nomura Balanced Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]
Nomura Balanced Fund seeks to achieve its objective by investing primarily in a diversified mix of stocks, debt securities and short-term instruments, depending on market conditions. Regarding its income-generating equity investments, including convertible securities, the Fund invests primarily in medium to large, well-established companies, although it may invest in securities issued by companies of any size. The Fund invests at least 50% of its total assets in equity securities including convertible securities. The Fund may invest in preferred stocks and real estate investment trusts (REITs).
The Fund invests at least 30% of its total assets in debt securities with the objective of providing income and diversification although such diversification may not protect against market risk. The Fund’s debt securities may include US government securities or investment-grade corporate bonds rated BBB- or higher by S&P Global Ratings, a division of S&P Global, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by the Manager to be of comparable quality. The Fund may also invest up to 20% of its total assets in non-investment-grade debt securities. The Fund may invest in debt securities of any maturity or duration. The Fund has no limitations on the range of maturities of the debt securities in which it may invest.
The Manager uses a dynamic asset-allocation framework to determine the proportion of the Fund’s assets that will be allocated to the various asset classes noted above, based on the market assessment and portfolio risk contribution for such asset classes. In addition, the Manager will also manage a tactical / completion sleeve and such sleeve will typically vary from 0% to 20% of the Fund’s total assets and primarily hold derivatives and exchange-traded funds (ETFs).
In evaluating investments for the Fund, the Manager focuses on companies with resilient business models characterized by stable growth rates; strong balance sheets; relative strength in earnings; attractive return profiles and valuation; and strong free cash flow generation. In so doing, the Manager evaluates a company’s management team, its financial position, its competitive position and the condition of its respective industry in addition to other factors. The Manager utilizes financial statements, independent research by its investment management personnel, third party research, brand studies done by outside parties and other tools and processes to identify what it believes to be attractive investment opportunities with a focus on the trajectory and sustainability of a company’s business model. The Manager also focuses on companies that possess a sustainable competitive advantage by evaluating factors such as brand equity/loyalty, proprietary technology, switching costs, access to distribution channels, capital requirements, economies of scale, and barriers to entry. In addition, the Manager’s analysis informs its view of an appropriate valuation for each potential investment.
The Fund may use a wide range of derivatives instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and credit default swaps. The Fund will use derivatives for both hedging and non-hedging purposes; as a substitute for purchasing or selling securities; and to manage the Fund’s portfolio characteristics. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; and credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return.
In selecting debt securities for the Fund, the Manager focuses on current income and capital preservation and generally seeks to invest in investment-grade securities. The Fund may invest up to 30% of its total assets in foreign securities, including equity and fixed-income securities. Additionally, many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.
Generally, in determining whether to sell a security, the Manager uses the same analysis as identified above in order to determine if the security is appropriately valued or has met its anticipated price. The Manager also may sell a security if the security ceases to produce income, to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.
The Manager has appointed Nomura Corporate Research and Asset Management Inc. (NCRAM) to serve as a sub-advisor for the Fund. NCRAM is responsible for the day-to-day investment management of the portion of the Fund that invests in high-yield, fixed income securities. The Manager may change this allocation at any time. NCRAM selects investments for its portion of the Fund based on NCRAM’s own investment style and strategy.

Strategy Portfolio Concentration [Text]	Nomura Balanced Fund seeks to achieve its objective by investing primarily in a diversified mix of stocks, debt securities and short-term instruments, depending on market conditions.
Nomura Core Equity Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]
Nomura Core Equity Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (80% policy). The Fund seeks to invest in companies that the Manager believes are high-quality, have sustainable competitive advantages accompanied by financial strength and earnings stability, and have leading positions in their industries. The Fund invests in securities that have the potential for capital appreciation, or that the Manager expects to resist market decline. Although the Fund primarily invests in securities issued by large-capitalization companies, it may invest in securities issued by companies of any size. The Fund may invest in securities of companies across the valuation spectrum, including securities issued by growth and value companies. Equity or equity-related securities represent an ownership interest, or the right to acquire an ownership interest, in a company.
The Manager believes that long-term earnings potential relative to market expectations is an important component for stock performance. The Manager balances a top-down (assessing the market environment) approach with a bottom-up (researching individual issuers) analysis when selecting securities for the Fund, and seeks to exploit what it believes to be catalysts for multi-year earnings growth in companies that it believes have strong or strengthening competitive advantages. Earnings catalysts are diversified across both thematic and company-specific projections.
From a top-down perspective, the Manager seeks to identify current trends or themes which indicate specific industries that have the potential to experience multi-year growth. The Manager considers various thematic catalysts in its analysis, including major macro-economic and political forces, cyclical inflections, changes in consumer behavior and technology shifts. Once a trend or theme is identified, the Manager seeks to invest for the Fund in what it believes are dominant companies that will benefit from these trends or themes; including companies that the Manager believes have long-term earnings potential that exceeds market expectations. Through its bottom-up stock selection, the Manager searches for companies for which it believes market expectations are too low with regard to the ability of the companies to grow their businesses.
In selecting securities for the Fund, the Manager may consider whether a company has new products to introduce, has undergone cost restructuring or a management change, or has improved its execution, among other factors.
The Fund typically holds a limited number of stocks (generally 40 to 50).
The Manager attempts to select securities that it believes have growth possibilities by looking at many factors, which may include a company’s: projected long-term earnings power compared to market expectations over a multi-year horizon, competitive position in the global economy, history of improving sales and profits, management strength, environmental, social and governance (ESG) characteristics, established brand, leadership position in its industry, stock price value, potential earnings catalyst, dividend payment history, anticipated future dividend yield, and prospects for capital return in the form of dividends and stock buybacks.
Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.
Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities. Among other factors, the Manager considers whether, in its opinion, the security has fully appreciated according to the Manager’s forecast, has ceased to offer the prospect of significant growth potential, has had its competitive barriers diminished, has seen its earnings catalyst lose its impact, or has performed below the Manager’s expectations regarding the company’s long-term earnings potential. The Manager also may sell a security to reduce the Fund’s holding in that security, if that issuer’s competitive advantage has diminished or if the Fund’s portfolio manager loses conviction in a previously identified trend or theme, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Nomura Core Equity Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (80% policy).
Strategy Portfolio Concentration [Text]	Nomura Core Equity Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (80% policy).
Nomura Global Growth Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]
Under normal circumstances, Nomura Global Growth Fund  seeks to achieve its objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of US and foreign companies (including depositary receipts of foreign issuers) that the Manager believes are growth-oriented companies (80% policy). For purposes of the Fund’s  80% policy, growth-oriented companies are those companies that are included in a third-party growth benchmark or classified as a growth company by a third-party vendor, or exhibit characteristics similar to such companies, including but not limited to relatively higher price-to-book ratio or relatively higher earnings growth. In addition, growth-oriented companies are those companies that the Manager believes are competitively well-positioned, gaining market share, have the potential for long-term growth and/or operate in regions or countries that the Manager believes possess attractive growth characteristics.
The Fund  primarily invests in issuers of developed countries, including the US, although the Fund  has the ability to invest in issuers domiciled in or doing business in any country or region around the globe, including emerging markets. While the  Fund  primarily invests in securities issued by large-capitalization companies, it may invest in securities issued by companies of any size, in a variety of sectors and industries. Under normal circumstances, the Fund  invests at least 40% (or, if the portfolio manager deems it warranted by market conditions, at least 30%) of its total assets in foreign securities. The Fund  may invest up to 80% of its total assets in foreign securities, including securities denominated in currencies other than the US dollar. The Fund  typically holds a limited number of stocks (generally 50 to 70).
The Manager utilizes a research-based investment process that focuses on bottom-up (researching individual issuers) stock selection. The Manager seeks strong companies that possess a unique, sustainable competitive advantage that the Manager believes will allow them to withstand competitive pressures, sustain margins and cash flow, and grow faster than the general economy. The Manager may look at a number of factors in selecting securities for the Fund, including: a company’s competitive position and its sustainability; a company’s growth and earnings potential and valuation; a company’s  financials, including cash flow and balance sheet; management of the company; strength of the industry; size of the company’s total addressable market; margin trends; switching costs; control of distribution channels; brand equity; scale; patent protection; and applicable economic, market and political conditions of the country in which the company is located and/or in which it is doing business. As an overlay to its bottom-up analysis, the Manager considers factors such as the geographical economic environment, the political environment, regulatory policy, geopolitical risk and currency risk.
Many of the companies in which the Fund  may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund  may have indirect exposure to various foreign markets through investments in these companies, even if the Fund  is not invested directly in such markets.
Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities. For example, the Manager may sell a security issued by a company if it believes the company has experienced a fundamental breakdown of its sustainable competitive advantage or no longer offers significant growth potential, if it believes the management of the company has weakened or its margin and/or its valuation appears unsustainable, if it believes there are macro-economic factors that override a company’s fundamentals, and/or there exists political or economic instability in the issuer’s country. The Manager also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% policy, growth-oriented companies are those companies that are included in a third-party growth benchmark or classified as a growth company by a third-party vendor, or exhibit characteristics similar to such companies, including but not limited to relatively higher price-to-book ratio or relatively higher earnings growth.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, Nomura Global Growth Fund seeks to achieve its objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of US and foreign companies (including depositary receipts of foreign issuers) that the Manager believes are growth-oriented companies (80% policy).
Strategy Portfolio Concentration [Text]	Under normal circumstances, Nomura Global Growth Fund seeks to achieve its objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of US and foreign companies (including depositary receipts of foreign issuers) that the Manager believes are growth-oriented companies (80% policy).
Nomura International Core Equity Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]
Nomura International Core Equity Fund   seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (80% policy). The Fund will invest primarily in common stocks of non-U.S. companies, which may include companies located or operating in developed or emerging markets. The Fund’s investment in emerging market companies will not exceed the greater of (a) 35% of the Fund’s net assets or (b) the weight of emerging markets in the Fund’s benchmark index, the MSCI ACWI ex USA Index. The Fund also may invest in depositary receipts of foreign issuers. Equity or equity-related securities represent an ownership interest, or the right to acquire an ownership interest, in a company.
The Manager believes that there are often dislocations and valuation discrepancies in the international financial markets and, therefore, it seeks to find and invest in what it believes are mispriced countries, sectors, currencies, and, ultimately, stocks with attractive valuations relative to their potential and to their global peer group. The Manager uses a disciplined approach while looking for investment opportunities around the world, preferring companies that it believes to have strong and growing competitive positions and reasonable valuations.
The Manager begins its investment process through bottom-up fundamental analysis with a global perspective which is built by constantly assessing developments in the global landscape, business and product cycles, relative valuations and an awareness of politics around the world. The Manager follows a bottom-up approach to its stock selection and evaluates individual companies based on various factors, including: free cash flow, sales growth, financial leverage, and return on invested capital along with various valuation metrics. The Manager uses various data and screening services as part of its stock-selection process, primarily to assess return on invested capital and relative valuation.
Although the Fund primarily invests in securities issued by large-capitalization companies, it may invest in securities issued by companies of any size. The Fund may invest up to 100% of its total assets in foreign securities. In an effort to manage foreign currency exposure, the Fund may use forward contracts to either increase or decrease exposure to a given currency.
Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities of that type. For example, the Manager may sell a security if it believes the security no longer offers significant return potential, if there exists political or economic instability in the issuer’s country, if it believes the security is showing signs of deteriorating fundamentals, if there is weak cash flow to support shareholder returns, and/or if there is a change in the Manager’s macroeconomic perspective. The Manager also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Nomura International Core Equity Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (80% policy).
Strategy Portfolio Concentration [Text]	Nomura International Core Equity Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (80% policy).
Nomura Large Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]
Nomura Large Cap Growth Fund  seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of common stocks issued by large-capitalization, growth-oriented companies (80% policy). For purposes of the 80% policy, the Manager considers large-capitalization companies to be those companies with market capitalizations similar to those of issuers included in the Russell 1000 Growth Index. As of June 30, 2026, the Russell 1000 Growth Index had a market capitalization range of $3.5 billion to $4.8 trillion. For purposes of the 80% policy, growth-oriented companies are those companies included in the Russell 1000 Growth Index or companies that exhibit characteristics similar to those companies included in the Russell 1000 Growth Index, including but not limited to relatively higher price-to-book ratio or relatively higher earnings growth. The Fund is nondiversified, meaning that it may invest a significant portion of its total assets in a limited number of issuers.
The Manager seeks growth-oriented companies that the Manager believes have a competitively advantaged business model, thereby eluding competition, and have the ability to sustain growth over the long term beyond investors’ expectations.
In selecting securities for the Fund, the Manager begins its investment process by screening large-capitalization companies based on profitability (capital returns and margins) and growth (sales and earnings), while simultaneously utilizing fundamental analysis to assess any unique business attributes that validate those financial characteristics. The Manager uses a bottom-up (researching individual issuers) strategy in selecting securities for the Fund. The Manager seeks to invest for the Fund in companies that it believes possess a structural competitive advantage or durable market leadership position. The Manager looks for companies which serve large addressable markets with a demonstrated ability to sustain unit growth and high profitability. The Manager also seeks to invest in companies that it believes have improving growth prospects or improving levels of profitability and returns.
A competitively advantaged business model can be defined by such factors as: brand loyalty, proprietary technology, cost structure, scale, exclusive access to data, or distribution advantages. Other factors considered include strength of management; level of competitive intensity; return of capital; strong balance sheets and cash flows; the threat of substitute products; and the interaction and bargaining power between a company, its customers, suppliers, and competitors. The Manager’s process for selecting stocks is based primarily on fundamental research, but does utilize quantitative analysis during the screening process.
From a quantitative standpoint, the Manager concentrates on the level of profitability, capital intensity, cash flow and capital allocation measures, as well as earnings growth rates and valuations. The Manager’s fundamental research effort tries to identify those companies that it believes possess a sustainable competitive advantage, an important characteristic which typically enables a company to generate above-average levels of profitability and the ability to sustain growth over the long term. The Fund typically holds a limited number of stocks (generally 35 to 50).
Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.
In general, the Manager may sell a security when, in the Manager’s opinion, a company experiences deterioration in its growth and/or profitability characteristics, or a fundamental breakdown of its sustainable competitive advantages. The Manager also may sell a security if it believes that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry or sector of the issuer, loss by the company of its competitive position, poor execution by management, the threat of technological disruption and/or poor use of resources. The Manager also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the 80% policy, the Manager considers large-capitalization companies to be those companies with market capitalizations similar to those of issuers included in the Russell 1000 Growth Index. For purposes of the 80% policy, growth-oriented companies are those companies included in the Russell 1000 Growth Index or companies that exhibit characteristics similar to those companies included in the Russell 1000 Growth Index, including but not limited to relatively higher price-to-book ratio or relatively higher earnings growth.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Nomura Large Cap Growth Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of common stocks issued by large-capitalization, growth-oriented companies (80% policy).
Strategy Portfolio Concentration [Text]	Nomura Large Cap Growth Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of common stocks issued by large-capitalization, growth-oriented companies (80% policy).
Nomura Mid Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]
Nomura Mid Cap Growth Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-capitalization companies that the Manager believes are high quality and/or offer above-average growth potential (“growth-oriented companies”) (80% policy). For purposes of the Fund’s 80% policy, mid-capitalization companies are companies with market capitalizations similar to those of issuers included in the Russell  Midcap® Growth Index over the last 13 months at the time of acquisition. As of June 30, 2026, this range of market capitalizations was between approximately $3.3 billion and $92.6 billion. For purposes of the Fund’s 80% policy, growth-oriented companies are those companies included in the Russell Midcap® Growth Index or companies that exhibit characteristics similar to those companies included in the Russell Midcap® Growth Index, including but not limited to relatively higher price-to-book ratio or relatively higher earnings growth.
In selecting securities for the Fund, the Manager emphasizes a bottom-up (researching individual issuers) approach and focuses on companies it believes have the potential for strong growth, increasing profitability, stable and sustainable revenue and earnings streams, attractive valuations and sound capital structures. The Manager may look at a number of factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain multi-year growth; stable and consistent revenue, earnings, and cash flow; strong balance sheet; market potential; and profit potential. Part of the Manager’s investment process also includes a review of the  macroeconomic environment, with a focus on factors such as interest rates, inflation, consumer confidence and corporate spending.
Generally, in determining whether to sell a security, the Manager considers many factors, including what it believes to be excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. The Manager also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% policy, mid-capitalization companies are companies with market capitalizations similar to those of issuers included in the Russell Midcap® Growth Index over the last 13 months at the time of acquisition. For purposes of the Fund’s 80% policy, growth-oriented companies are those companies included in the Russell Midcap® Growth Index or companies that exhibit characteristics similar to those companies included in the Russell Midcap® Growth Index, including but not limited to relatively higher price-to-book ratio or relatively higher earnings growth.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Nomura Mid Cap Growth Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-capitalization companies that the Manager believes are high quality and/or offer above-average growth potential (“growth-oriented companies”) (80% policy).
Strategy Portfolio Concentration [Text]	Nomura Mid Cap Growth Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-capitalization companies that the Manager believes are high quality and/or offer above-average growth potential (“growth-oriented companies”) (80% policy).
Nomura Mid Cap Income Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]
Nomura Mid Cap Income Opportunities Fund seeks to achieve its objective by investing primarily in a diversified portfolio of income-producing common stocks of mid-capitalization companies that the Manager believes demonstrate favorable prospects for total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities of mid-capitalization companies (80% policy). For purposes of the Fund’s 80% policy, mid-capitalization companies are companies with market capitalizations similar to those of issuers included in the Russell Midcap® Index over the last 13 months at the time of acquisition. As of June 30, 2026, this range of market capitalizations was between approximately $717 million and $92.6 billion. The Fund focuses primarily on mid-capitalization companies that the Manager believes have the ability to sustain, and potentially increase, dividends while providing capital appreciation over the long-term. The Fund also may invest, to a lesser extent, in companies that pay other types of income to shareholders, including return of capital.
In selecting securities for the Fund, the Manager primarily emphasizes a bottom-up (researching individual issuers) approach and may look at a number of factors in its consideration of a company, such as: competitive and sustainable dividend yield; potential growth in dividends; strong financial and operational capabilities; stable and consistent revenue, earnings, and cash flow; a sound balance sheet; market potential; profit potential and a proven track record of, or the potential for, returning capital to shareholders. Part of the Manager’s investment process also includes a review of the  macroeconomic environment, with a focus on factors such as interest rates, inflation, consumer confidence and corporate spending.
The Fund typically will hold a limited number of stocks (generally 35 to 50). The Fund will emphasize investments in dividend-paying and other income-producing securities to seek to provide a steady return. The Fund’s portfolio holdings generally will be of approximate equal weight, but the Manager may adjust the weighting depending upon market conditions, for investment opportunities, or when the Manager adds or divests certain positions. The Manager intends to re-balance the Fund’s portfolio holdings at least quarterly in an effort to maintain an approximate equal weighting.
Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities of that type. For example, the Manager may sell a security if it believes the security is no longer able to pay a dividend in the future, no longer offers attractive current income prospects or significant growth potential or if there have been changes in economic or market factors in general or with respect to a particular industry or sector, changes in the market trends or other factors affecting an individual security. The Manager also may sell a security to  rebalance the portfolio, to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% policy, mid-capitalization companies are companies with market capitalizations similar to those of issuers included in the Russell Midcap® Index over the last 13 months at the time of acquisition.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities of mid-capitalization companies (80% policy).
Strategy Portfolio Concentration [Text]	Nomura Mid Cap Income Opportunities Fund seeks to achieve its objective by investing primarily in a diversified portfolio of income-producing common stocks of mid-capitalization companies that the Manager believes demonstrate favorable prospects for total return.
Nomura Smid Cap Core Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]
Nomura Smid Cap Core Fund  seeks to achieve its objective by investing primarily in various types of equity securities of small- and mid-capitalization companies that the Manager believes have the greatest potential for capital appreciation. Under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested, at the time of purchase, in common stocks of small- and mid-capitalization companies (80% policy). For purposes of the Fund’s 80% policy, small-capitalization companies typically are companies with market capitalizations similar to those of issuers included in the Russell 2500TM Index at the time of purchase and mid-capitalization companies are those within the market capitalization range of the Russell Midcap® Index at the time of purchase. As of June 30, 2026, the range of market capitalizations for the Russell 2500TM Index was between approximately $45 million and $30.6 billion, and the range of market capitalizations for the Russell Midcap® Index was between approximately $717 million and $92.6 billion.
The Manager researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that it believes are the best investments for the Fund. The following are descriptions of how the portfolio management team pursues the Fund’s investment objective. The Manager strives to identify stocks of small- and mid-capitalization companies that it believes offer above-average opportunities for long-term price appreciation based on: (1) attractive valuations, (2) growth prospects, and (3) strong cash flow. The Fund employs bottom-up (stock-by-stock) security selection utilizing quantitative screens, fundamental research, and risk control to evaluate stocks based on both growth and value characteristics. The Manager typically uses a quantitative screen that ranks the attractiveness of an investment based on a combination of valuation measures, earnings expectations, cash flow, and balance-sheet quality. In further evaluating the attractiveness of an investment, the Manager considers factors such as business conditions in the company’s industry and its competitive position in that industry. The Manager conducts fundamental research on certain investments, which often includes reviewing US Securities and Exchange Commission (SEC) filings, examining financial statements, and meeting with top-level company executives. When constructing the portfolio, the Manager applies controls to ensure the portfolio has risk characteristics that it deems acceptable. These characteristics include, but are not limited to, size, valuation, growth, yield, and earnings consistency. This risk profile is then compared to the benchmark index to ensure the portfolio does not have any unintended risk exposure.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% policy, small-capitalization companies typically are companies with market capitalizations similar to those of issuers included in the Russell 2500TM Index at the time of purchase and mid-capitalization companies are those within the market capitalization range of the Russell Midcap® Index at the time of purchase.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested, at the time of purchase, in common stocks of small- and mid-capitalization companies (80% policy).
Strategy Portfolio Concentration [Text]	Nomura Smid Cap Core Fund seeks to achieve its objective by investing primarily in various types of equity securities of small- and mid-capitalization companies that the Manager believes have the greatest potential for capital appreciation.
Nomura Small Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]
Nomura Small Cap Growth Fund  seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of small-capitalization, growth-oriented companies (80% policy). For purposes of the Fund’s 80% policy, the Manager considers small-capitalization companies to be those companies with market capitalizations similar to those of issuers included in the Russell 2000® Growth Index. As of June 30, 2026, this range of market capitalization was between approximately $157.7 million and $13.8 billion. For purposes of the 80% policy, growth-oriented companies are those companies included in the Russell 2000® Growth Index or companies that exhibit characteristics similar to those companies included in the Russell 2000® Growth Index, including but not limited to relatively higher price-to-book ratio or relatively higher earnings growth.
The Fund emphasizes smaller companies positioned in new or emerging industries where the Manager believes there is opportunity for higher growth than in established companies or industries. The Manager utilizes a bottom-up (researching individual issuers) stock-picking process that considers quality of management and superior financial characteristics (e.g., return on assets, return on equity, operating margin) in its search for companies, thereby focusing on what it believes are higher-quality companies with sustainable growth prospects. The Manager seeks companies that it believes exhibit successful and scalable business models by having one or more of the following characteristics: serving markets that are growing at rates substantially in excess of the average industry and/or the general economy; a company that is a leader in its industry and that possesses an identifiable competitive advantage; that features strong and effective management; that demonstrates a strong commitment to shareholders; that is serving a large and/or fast-growing market opportunity; that is experiencing upward margin momentum, a growth in earnings, growth in revenue and sales and/or positive cash flows; that is increasing market share and/or creating increasing barriers to entry either through technological advancement, marketing, distribution or some other innovative means; or that emphasizes organic growth. The Manager believes that such companies generally have a replicable business model that allows for sustained growth. The Fund’s investments in equity securities may include common stocks that are offered in initial public offerings (IPOs).
Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities. For example, the Manager may sell a security if it believes that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry or sector of the company. The Manager also may sell a security to reduce the Fund’s holding in that security, if its analysis reveals evidence of a meaningful deterioration in operating trends, if it anticipates a decrease in the company’s ability to grow, if it loses confidence in the management of the company and/or the company’s founder departs, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% policy, the Manager considers small-capitalization companies to be those companies with market capitalizations similar to those of issuers included in the Russell 2000® Growth Index. For purposes of the 80% policy, growth-oriented companies are those companies included in the Russell 2000® Growth Index or companies that exhibit characteristics similar to those companies included in the Russell 2000® Growth Index, including but not limited to relatively higher price-to-book ratio or relatively higher earnings growth.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Nomura Small Cap Growth Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of small-capitalization, growth-oriented companies (80% policy).
Strategy Portfolio Concentration [Text]	Nomura Small Cap Growth Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of small-capitalization, growth-oriented companies (80% policy).
Nomura Systematic Emerging Markets Equity Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]
Nomura Systematic Emerging Markets Equity Fund  invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, primarily common stock, of companies (i) from countries considered to be emerging market countries or (ii) that are economically linked to emerging market countries (80% policy). Emerging market countries include, but are not limited to, those considered to be developing by the International Monetary Fund, the World Bank, the International Finance Corporation or one of the leading global investment banks. The Manager has broad discretion to identify other countries that it considers to qualify as emerging market countries as described herein. The majority of these countries are likely to be located in Asia, Latin America, the Middle East, Central and Eastern Europe, and Africa. The Fund may invest in companies of any size and market capitalization and in companies in any industry. The issuer of a security or other investment generally is deemed to be economically linked to a particular country if: (a) the security or other investment is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (b) the issuer is organized under the laws of, and maintains a principal office in, that country; (c) the issuer has its principal securities trading market in that country; (d) the issuer derives 50% or more of its total revenues from goods sold or services performed in that country; (e) the issuer has 50% or more of its assets in that country; or (f) the issuer is included in an index which is representative of that country or region (including the MSCI Emerging Markets Index).  Equity or equity-related securities represent an ownership interest, or the right to acquire an ownership interest, in a company.
The Fund may invest up to 100% of its total assets in foreign securities and may invest in depositary receipts of foreign issuers. The Fund also may invest up to 20% of its net assets in companies that are not located in, or economically linked to, emerging market countries: (1) if the Fund’s portfolio managers believe that the performance of a company or its industry will be influenced by opportunities in the emerging markets; (2) to maintain exposure to industry segments where the portfolio managers believe there are not satisfactory investment opportunities in emerging market countries; and/or (3) if the portfolio managers believe there is the potential for benefit to the Fund.
The Fund may invest in “A-Shares” of certain Chinese companies through various “connect programs” with local stock exchanges in China.
For the purposes of this section, a reference to the Manager may also include Macquarie Investment Management Global Limited (MIMGL) with respect to its role as sub-advisor of the Fund.
Using a systematic bottom-up approach, the Fund seeks to select securities that have (1) solid earnings appreciation with trending price action, (2) demonstrated business quality, as seen through superior profitability, balance sheet strength, earnings stability, and corporate sustainability, and (3) reasonable company valuations relative to their current growth prospects, and their peer group. All of these factors give insight into the outlook for a company, and identify companies poised for sustainable growth. Sustainable growth, if it occurs, may result in price appreciation for the company’s stock. The Manager may sell a security if it no longer believes that the security is likely to contribute to meeting the investment objective of the Fund or if there are other opportunities that appear more attractive.
In determining whether to sell a security, the Manager generally considers whether the security has failed to meet its growth expectations, whether its valuation has exceeded its target, or whether it has lost confidence in management. The Manager also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Nomura Systematic Emerging Markets Equity Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, primarily common stock, of companies (i) from countries considered to be emerging market countries or (ii) that are economically linked to emerging market countries (80% policy).
Strategy Portfolio Concentration [Text]	Nomura Systematic Emerging Markets Equity Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, primarily common stock, of companies (i) from countries considered to be emerging market countries or (ii) that are economically linked to emerging market countries (80% policy).
Nomura Climate Solutions Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]
Nomura Climate Solutions Fund  seeks to achieve its objective by investing in securities of U.S. and non-U.S. issuers, including non-dollar securities and securities of emerging market issuers. The Fund focuses its investments on equity securities and equity-related investments and may invest in common and preferred stocks, convertible securities and warrants of companies of any market capitalization. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies that the Manager and Van Eck Associates Corporation (the “Sub-Advisor”, together the “Management Team”) has identified as being capable of reducing, displacing and/or sequestering greenhouse gas (GHG) emissions or helping others to do so (80% policy). For purposes of the Fund’s 80% policy, the Fund includes companies that the Management Team has identified as being either a “reducer” or “facilitator” as described in the following paragraph.
The Management Team’s investment process for the Fund begins with idea generation, focusing on the identification of companies capable of reducing, displacing, and/or sequestering GHG emissions or helping others to do so. The Management Team’s investment process is designed to identify both “reducers” and “facilitators” for inclusion in the Fund’s portfolio. Companies identified as “reducers”, i.e., those reducing, displacing, and/or sequestering their own GHG emissions, are willing and able to make reductions in their absolute GHG emissions. Within these “reducer” companies, the Management Team gives preference to companies that are able to demonstrate a commitment to help remain on a transition pathway towards the goals of the United Nations Climate Change Paris Agreement of 2015 (Paris Agreement) by 2050. Companies identified by the Management Team as “facilitators”, i.e., those helping others reduce emissions, offer products and/or services that help reduce GHG emissions primarily through displacement and/or sequestration.
The ability of the Fund to measure a company’s progress as a reducer or facilitator is, to a significant extent, contingent on the information disclosed by the company. Data on emissions is sourced from company web sites, corporate sustainability reports, and third-party sources such as non-governmental organizations, sell-side research, and, on a limited basis, environmental, social and governance (ESG) data providers. For “reducers,” the Management Team will source the most recent reported Scope 1 and Scope 2 emissions. To estimate a company’s emission reduction by 2030, the Management Team will subtract current emissions from estimated emissions by 2030. Estimated emissions are sourced from company-disclosed targets and/or estimates from the Transition Pathway Initiative, which is a global, asset-owner led initiative that assesses companies’ preparedness for the transition to a low carbon economy. Some company-level emission estimates will be calculated by applying forecasted changes in carbon intensity on a percentage basis and applying that change to a base level of emissions. For “facilitators,” measurement is based on annual estimated GHG emissions saved in comparison to existing higher GHG-emitting alternatives. Because company GHG emissions data are not standardized (and are further subject to estimation error when not company-reported), the data sets the Management Team must rely on may imperfectly represent companies’ true GHG emissions. Additionally, the company emissions targets that the Management Team sets are based on model assumptions and estimations that carry the inherent risk associated with any modeling or estimating process.
From this universe of companies identified pursuant to the process described above, companies with perceived superior financial risk-adjusted returns are selected. This selection process includes cash flow, earnings and net asset value analysis combined with a strong financial profile and balance sheet. The Management Team will also review a company’s corporate governance, shareholder alignment and capital allocation.
The Fund is nondiversified, meaning that it may invest a significant portion of its total assets in a limited number of issuers. In addition, the Fund has a policy to concentrate (invest at least 25% of its net assets under normal circumstances) in companies within the energy industry. Companies in the energy industry include, but are not limited to, oil companies, oil and gas drilling, equipment and services companies, oil and gas exploration and production companies, oil and gas storage and transportation companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal, transporters, utilities, alternative energy companies and innovative energy technology companies. Notwithstanding the foregoing, the Fund may also invest its assets across different industries outside of the energy industry.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies that the Manager and Van Eck Associates Corporation (the “Sub-Advisor”, together the “Management Team”) has identified as being capable of reducing, displacing and/or sequestering greenhouse gas (GHG) emissions or helping others to do so (80% policy).
Strategy Portfolio Concentration [Text]	Nomura Climate Solutions Fund seeks to achieve its objective by investing in securities of U.S. and non-U.S. issuers, including non-dollar securities and securities of emerging market issuers.
Nomura Natural Resources Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]
Nomura Natural Resources Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with operations throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies (80% Policy).
For purposes of the 80% policy, “natural resources” generally includes, but is not limited to: energy (such as electricity and gas utilities, producers/developers, equipment/services, storage/transportation, gas/oil refining and marketing, service/drilling, pipelines, and master limited partnerships (MLPs)), alternative energy (such as uranium, coal, nuclear, hydrogen, wind, solar, and fuel cells), industrial products (such as building materials, cement, packaging, chemicals, materials infrastructure, supporting transport and machinery), forest products (such as lumber, plywood, pulp, paper, newsprint, and tissue), base metals (such as aluminum, copper, nickel, zinc, iron ore, and steel), precious metals and minerals (such as gold, silver, platinum, and diamonds), and agricultural products (such as grains and other foods, seeds, fertilizers, and water). The Fund also may invest in companies that are not within the energy sector but that are engaged in the development of products and services to enhance energy efficiency in the manufacturing, development, and/or providing of products and services.
After conducting a top-down (assessing the market environment) market analysis of the natural resources industry and identifying trends and sectors, Van Eck Associates Corporation (the “Sub-advisor”) uses a research-oriented, bottom-up (researching individual issuers) investment approach when selecting securities for the Fund, focusing on company fundamentals and growth prospects. The Fund invests in a blend of value and growth companies across the capitalization spectrum, and emphasizes companies that the Sub-advisor believes are strongly managed and can generate above-average capital growth and appreciation. The Sub-advisor focuses on companies that it believes are high quality, have the potential for sustainable long-term growth and that are low-cost leaders that possess historically strong-producing assets. The Fund typically holds a limited number of stocks (generally 30 to 60).
Under normal circumstances, the Sub-advisor anticipates that a significant portion of the Fund’s portfolio will consist of issuers in the energy and materials sectors.
The Fund seeks to be diversified internationally, and therefore, the Sub-advisor invests in foreign companies and US companies that have principal operations in foreign jurisdictions. While the Sub-advisor typically seeks to invest a majority of the Fund’s assets in the US, the Fund may invest up to 100% of its total assets in foreign securities. Exposure to companies in any one particular foreign country will generally be less than 15% of the Fund’s total assets or two times the weight of the S&P Global Natural Resources Index, whichever is greater. The Fund also may have exposure to companies located in, and/or doing business in, emerging markets.
An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.
The Fund may use forward currency contracts in an effort to manage foreign currency exposure.
Generally, in determining whether to sell a security, the Sub-advisor uses the same type of analysis that it uses in buying securities to determine whether the security has ceased to offer significant growth potential, has sufficiently exceeded its target price, has become overvalued and/or whether the prospects of the issuer have deteriorated. The Sub-advisor also will consider the effect of commodity price trends on certain holdings, poor capital management or whether a company has experienced a change or deterioration in its fundamentals, its valuation or its competitive advantage. The Sub-advisor also may sell a security to take advantage of what it believes are more attractive investment opportunities, to reduce the Fund’s holding in that security or to raise cash.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the 80% policy, “natural resources” generally includes, but is not limited to: energy (such as electricity and gas utilities, producers/developers, equipment/services, storage/transportation, gas/oil refining and marketing, service/drilling, pipelines, and master limited partnerships (MLPs)), alternative energy (such as uranium, coal, nuclear, hydrogen, wind, solar, and fuel cells), industrial products (such as building materials, cement, packaging, chemicals, materials infrastructure, supporting transport and machinery), forest products (such as lumber, plywood, pulp, paper, newsprint, and tissue), base metals (such as aluminum, copper, nickel, zinc, iron ore, and steel), precious metals and minerals (such as gold, silver, platinum, and diamonds), and agricultural products (such as grains and other foods, seeds, fertilizers, and water).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Nomura Natural Resources Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with operations throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies (80% Policy).
Strategy Portfolio Concentration [Text]	Nomura Natural Resources Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with operations throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies (80% Policy).
Nomura Real Estate Securities Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]
Nomura Real Estate Securities Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities of companies in the real estate or real estate-related industries (80% policy). For purposes of the 80% policy, “real estate” securities include securities offered by issuers that receive at least 50% of their gross revenue from the construction, ownership, leasing, management, financing or sale of residential, commercial or industrial real estate. Real estate securities issuers typically include real estate investment trusts (REITs), real estate operating companies (REOCs), real estate brokers and developers, real estate managers, hotel franchisers, real estate holding companies and publicly-traded limited partnerships. For purposes of the 80% policy, “real estate-related” securities include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. Real estate-related securities issuers typically include construction and related building companies, manufacturers and distributors of building supplies, brokers, financial institutions that issue or service mortgages and resort companies. The 80% policy is nonfundamental and may be changed without shareholder approval, but the Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund does not invest directly in real estate. The Fund may invest in securities of issuers of any size, including issuers with small, mid or large market capitalizations, although the Fund generally tends to focus on mid- and large-capitalization issuers.
The Fund’s investment strategy utilizes a three-step bottom-up approach (researching individual issuers) with a strong focus on quality, risk and a valuation-based stock selection methodology, supported by a top-down (assessing the market environment) overlay as a check and a balance. The Manager’s Global Listed Real Estate Team (the “Team”) seeks to identify and capitalize on investment opportunities through an integrated approach to individual security-level analysis and long-term trends impacting real estate markets and cycles. The Team applies combined research sources in a disciplined and systematic manner, taking account of mis-pricing opportunities, long term value creation and the level of risk these assets bring to the Fund in both absolute and relative terms. The Team looks to manage risk by allocating capital where it believes it will have the most potential to drive returns which is ultimately in bottom-up stock and sector selection (as further described below) over and above top-down country and regional selection, where the Team feels performance is far harder to derive consistently.
Most of the Fund’s real estate securities portfolio consists of securities issued by REITs and REOCs that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation (or trust or association that otherwise would be taxable as such) that invests in real estate, mortgages on real estate or shares issued by other REITs. REITs may be characterized as equity REITs (that is, REITs that primarily invest in land and improvements thereon), mortgage REITs (that is, REITs that primarily invest in mortgages on real estate and other real estate debt) or hybrid REITs, which invest in both land and improvements thereon and real estate mortgages. The Fund primarily invests in shares of equity REITs but also invests lesser portions of its assets in shares of mortgage REITs and hybrid REITs.
The Fund may invest up to 25% of its total assets in foreign securities and may invest up to 20% of its net assets in securities issued by companies outside of the real estate industry.
The Fund also may invest in exchange-traded fund (ETFs) to replicate REITs, real estate stock indexes, a basket of REITs or real estate stocks, as well as in ETFs that attempt to provide enhanced performance, or inverse performance, on such indexes or baskets. The Fund may invest in companies that are offered in IPOs.
An investment in the Fund may encounter the risk of greater volatility, due to the limited number of issuers of real estate and real estate-related securities, than an investment in a portfolio of securities selected from a greater number of issuers.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the 80% policy, “real estate” securities include securities offered by issuers that receive at least 50% of their gross revenue from the construction, ownership, leasing, management, financing or sale of residential, commercial or industrial real estate. For purposes of the 80% policy, “real estate-related” securities include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Nomura Real Estate Securities Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities of companies in the real estate or real estate-related industries (80% policy).
Strategy Portfolio Concentration [Text]	Nomura Real Estate Securities Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities of companies in the real estate or real estate-related industries (80% policy).
Nomura Science and Technology Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]
Under normal circumstances, Nomura Science and Technology Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of science or technology companies (80% policy). For purposes of the Fund’s 80% policy, the Fund may invest in, but is not limited to, areas such as:

Science:	Technology:	Applied Science and Technology:
pharmaceuticals	semiconductors	agriculture
medical technology equipment	computer hardware	financial services
biotechnology	IT services	consumer discretionary
genomics	software	industrials
proteomics	networking	energy
healthcare services	telecommunication services	transportation
	entertainment	retail
content media
data processing
internet
energy efficiency
alternative energy
defense electronics
Such companies may include companies that, in the opinion of the Manager, derive a competitive advantage by the application of scientific or technological developments or discoveries to grow their business or increase their competitive advantage. Science and technology companies are companies whose products, processes or services, in the opinion of the Manager, are being, or are expected to be, significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Fund also may invest in companies that utilize science and/or technology as an agent of change to significantly enhance their business opportunities (applied science and technology companies). The Fund may invest in securities issued by companies of any size, and may invest without limitation in foreign securities, including securities of issuers within emerging markets.
The Fund is nondiversified, meaning that it may invest a significant portion of its total assets in a limited number of issuers.
The Manager typically emphasizes growth potential in selecting stocks; that is, the Manager seeks companies in which earnings are likely to grow faster than the economy. The Manager aims to identify strong secular trends within industries and then applies a largely bottom-up (researching individual issuers) stock selection process by considering a number of factors in selecting securities for the Fund. These may include but are not limited to a company’s growth potential, earnings potential, quality of management, valuation, financial statements, industry position/market size potential and applicable economic and market conditions, as well as whether a company’s products and services have high barriers to entry. The Fund typically holds a limited number of stocks (generally 35 to 60).
Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.
Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated due to a change in management, change in strategy and/or a change in its financial characteristics. The Manager also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities, when a security’s valuation reaches the Manager’s fair value targets, or to raise cash.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, Nomura Science and Technology Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of science or technology companies (80% policy).
Strategy Portfolio Concentration [Text]	Under normal circumstances, Nomura Science and Technology Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of science or technology companies (80% policy).
Nomura Global Bond Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]
Nomura Global Bond Fund  seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a diversified portfolio of bonds of foreign and US issuers (80% policy). For purposes of the 80% policy, ”bonds” include various types of debt securities, such as corporate bonds, government bonds, mortgage-backed securities, asset-backed securities, secured and unsecured loan assignments, loan participations and other loan instruments (loans). The Fund may invest in debt securities issued by foreign or US companies of any size, including those in emerging markets, as well as in debt securities issued by foreign or US governments. Under normal circumstances, the Fund invests at least 40% (or, if the Manager deems it warranted by market conditions, at least 30%) of its total assets in securities of non-US issuers, including those located in at least three countries including the United States. Non-US issuers are those that are (1) economically tied to a non-US country or countries, or (2) issued or guaranteed by a company domiciled in, or government of, a non-US country. The Fund may invest up to 100% of its total assets in foreign securities and in securities denominated in currencies other than the US dollar. The Fund may invest in securities of any maturity.
The Fund may invest in both investment and non-investment-grade securities. It may invest up to 35% of its total assets in non-investment-grade bonds, commonly called “high-yield” or “junk” bonds, that include bonds rated BB+ or lower by S&P Global Ratings, a division of S&P Global, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by the Manager to be of comparable quality. The Fund will invest in non-investment-grade securities only if the Manager deems the risks to be consistent with the Fund’s objectives.
The Fund may also use a wide range of derivatives instruments, typically including options, futures contracts, options on futures contracts, forwards, and swaps. The Fund will use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return; and index swaps to enhance return or to effect diversification. The Fund will not use derivatives for reasons inconsistent with its investment objective. Any derivatives that provide exposure to the investment focus suggested by the Fund’s name, or to one or more market risk factors associated with the investment focus suggested by the Fund’s name, are counted (as applicable) toward compliance with the Fund’s 80% policy.
Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.
The Manager may look at a number of factors in selecting securities for the Fund’s portfolio including: identifying fundamental global themes; country analysis (economic, legislative/judicial and demographic trends); credit analysis of the issuer (financial strength, cash flow, balance sheet, capital structure, management, strategy and accounting); the maturity, quality, and denomination (US dollar, euro, yen, other) of the issue; domicile, market share and industry of the issuer; and analysis of the issuer’s profit history through various economic cycles.
Generally, in determining whether to sell a security, the Manager continues to analyze the factors considered for buying the security. The Manager also considers its assumptions regarding a company, an industry, the markets, an individual economy and/or the global economy. The Manager may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.
The Manager has appointed Nomura Corporate Research and Asset Management Inc. (NCRAM) to serve as a sub-advisor for the Fund. NCRAM is responsible for the day-to-day investment management of the portion of the Fund that invests in high-yield, fixed income securities. The Manager may change this allocation at any time. NCRAM selects investments for its portion of the Fund based on NCRAM’s own investment style and strategy.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the 80% policy, ”bonds” include various types of debt securities, such as corporate bonds, government bonds, mortgage-backed securities, asset-backed securities, secured and unsecured loan assignments, loan participations and other loan instruments (loans).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Nomura Global Bond Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a diversified portfolio of bonds of foreign and US issuers (80% policy).
Strategy Portfolio Concentration [Text]	Nomura Global Bond Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a diversified portfolio of bonds of foreign and US issuers (80% policy).
Nomura High Income Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]
Nomura High Income Fund  seeks to achieve its objective by investing in a diversified portfolio of high-yield, high-risk, fixed-income securities, including secured and unsecured loan assignments, loan participations and other loan instruments (loans), of US and foreign issuers, the risks of which are, in the judgment of Nomura Corporate Research and Asset Management Inc. (the “Sub-Advisor”), consistent with the Fund’s objective.  Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in noninvestment-grade debt securities, commonly called “high-yield” or “junk” bonds, which include debt securities rated BB+ or lower by S&P Global Ratings, a division of S&P Global, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by the Sub-Advisor to be of comparable quality (80% policy).
The Fund may invest in fixed-income securities of any maturity. The Fund may invest up to 100% of its total assets in foreign securities that are denominated in US dollars or foreign currencies. Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.
The Fund may invest in restricted securities.
At times, the Fund may invest in a wholly-owned company acting as an investment vehicle for the Fund to effect certain investments consistent with the Fund’s investment objectives (Subsidiary). The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to certain investments in accordance with the limits of the federal tax laws. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (1940 Act), that govern investment policies, capital structure and leverage on an aggregate basis with the Subsidiary. The Subsidiary complies with the 1940 Act’s provisions relating to affiliated transactions and custody of assets. Please refer to the Fund’s SAI for information about the custodian of the Subsidiary.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in noninvestment-grade debt securities, commonly called “high-yield” or “junk” bonds, which include debt securities rated BB+ or lower by S&P Global Ratings, a division of S&P Global, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by the Sub-Advisor to be of comparable quality (80% policy).
Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in noninvestment-grade debt securities, commonly called “high-yield” or “junk” bonds, which include debt securities rated BB+ or lower by S&P Global Ratings, a division of S&P Global, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by the Sub-Advisor to be of comparable quality (80% policy).